COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Future minimum lease payments
Remaining three months of 2021	$ 275
Year 1	875	$ 1,205
Year 2	901	875
Year 3	928	901
Year 4		928
Total	$ 2,979	$ 3,909